Document and Entity Information	3 Months Ended
Nov. 30, 2018
Document And Entity Information
Entity Registrant Name	SolarWindow Technologies, Inc.
Entity Central Index Key	0001071840
Document Type	POS AM
Document Period End Date	Nov. 30, 2018
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No.1 to Form S-1 (this "Post-Effective Amendment") is being filed pursuant to Section 10(a)(3) of the Securities Act to update our registration statement on Form S-1 (Registration No. 333-222809) (the "Registration Statement"), which was previously declared effective by the Securities and Exchange Commission on May 11, 2018 to (i) include the consolidated financial statements and the notes thereto included in our Annual Report on Form 10-K, for the fiscal year ended August 31, 2018, (ii) update certain other information in the Registration Statement and to withdraw from registration 1,000,000 shares registered for resale (none of which have been sold) on behalf of one selling stockholder. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Current Fiscal Year End Date	--08-31
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2019